UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Prasad Growth Fund

	Schedule of Investments in Securities
	December 31,2005 (Unaudited)
Shares/Principal Amount		Market Value

Mutual Funds
	Closed End Mutual Fund (Foreign) - 9.79%
4,000	Japan Equity Fund*	$36,680
1,000	Korea Fund	35,600
1,000	Turkish Inv. Fund	25,240
		97,520

	TOTAL MUTUAL FUNDS - 9.79% (Cost - $98,800)	$97,520

COMMON STOCKS
	Banks (Foreign) - 9.23%
800	Banco Bradesco	$23,320
1,300	Banco Itau S.A.	31,226
1,300	Bancolombia	37,479
		92,025
	Banks (Investments) - 3.98%
1,000	Morgan (J.P) & Co. Inc.	39,690

	Chemicals (Specialty) - 3.52%
800	Ceradyne Inc.*	35,040

	Computer (Graphics) - 3.30%
900	Nvidia *	32,904

	Computer (Systems) - 2.51%
1,000	Merge Technoloiges, Inc.*	25,040

	Electronic (Semiconductor Manufacturing) - 2.78%
1,000	Microsemi Corp.*	27,660

	Instruments (Measuring) - 2.81%
700	Itron, Inc.*	28,028

	Insurance (Life) - 3.28%
2,000	Aegon NV	32,640

	Insurance (Property/Casualty) - 6.88%
300	Phil Cons Holding *	29,007
1,800	Tower Group	39,564
		68,571
	Internet (Service Provider) - 3.00%
700	J2 Global Comm Inc.*	29,918

	Investment (Brokers) - 7.90%
850	GFI Group Inc.*	40,316
2,000	Nomura Holdings	38,440
		78,756
	Machinery (Construction/Mining) - 3.21%
700	JLG Industries, Inc.	31,962

	Mining (Gold/Silver) - 3.35%
1,500	Gold Corp, Inc.	33,420

	Mining (Miscellaneous) - 5.56%
300	Cleveland-Cliffs Inc.	26,571
700	Companhia Vale Do Rio Doce	28,798
		55,369
	Mining (Non Ferrous Materials) - 3.02%
450	Southern Peru	30,141

	Steel (Alloy) - 3.17%
500	Titanium Metals*	31,630

	Steel (Basic) - 2.87%
250	Tenaris S.A. ADR	28,625

	Telecomm (Cellular) - 5.73%
900	America Movil SA DE CV	26,334
2,000	Turkcell AS	30,720
		57,054
	Transportation (Airlines) - 3.40%
1,200	Gol Intell Air	33,852

	Transportation (Truck) - 3.47%
1,200	Celadon Group*	34,560

	TOTAL COMMON STOCK - 92.76% (Cost - $798,591)	$826,885

CALL OPTIONS
	Building (Cement, Etc.) - 0.73%
1,000	Cemex SA DE CV April 06 Call @55	7,300

	Drug (Biomedical/Genetic) - 0.00%
2,000	Imclone Systems January 06 Call @ 60	0

	Drug (Generic) - 0.74%
1,000	Teva Pharmaceuticals January 07 Call @ 40	7,400

	Energy (Coal) - 0.23%
1,000	Fording Canadian January 07 Call @ 38.375	2,250

	Healthcare (Products) - 0.02%
1,000	Boston Scientific January 07 Call @ 40	150

	Internet (E Commerce) - 0.59%
1,000	Ebay Call: January 07 @ 50	3,900
1,000	Yahoo Call: January 07 @ 50	1,950
		5,850
	Internet (Servcie Provider) - 0.00%
1,000	Infospace Call: January 06 @ 40	0

	Retail (Apparel) - 0.00%
1,000	American Eagle Call: January 06 @ 30	0

	Software (Security) - 0.25%
1,000	Verisign January 07 Call @ 25	2,500

	Telecommunications (Equipment) - 0.35%
1,000	Corning Inc. Call: January 07 @ 20	3,500

	TOTAL CALL OPTIONS - 2.91% (Cost - $27,958)	28,950

MONEY MARKET FUNDS
9,983	Fidelity Money Market PT Class Sel 3.87%**	9,983

14,064	Fidelity T/E Portfolio Class I 2.72%**	14,064

14,679	First American Prime Oblig Fund Class Y 3.85%**	14,679

4	First American Government Obligation Fund Class Y 3.71%**	4

4,784	First American Treasury Oblig Class Y 3.57%**	4,784

	TOTAL MONEY MARKET FUNDS - 4.37% (Cost - $43,514)	43,514

	Total Investments - 100.04% (Cost - $968,863)	996,869

	Liabilities in excess of other assets - (0.04)%	-362

	Net Assets - 100%	$996,507

* Non-income producing securities.
** Variable Rate Security at December 31, 2005

NOTES TO FINANCIAL STATEMENTS
Prasad Growth Fund
1. SECURITY TRANSACTIONS
At December 31, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $968,863 amounted to $28,006 which consisted of aggregate gross unrealized appreciation of $63,494 and aggregate gross unrealized depreciation of ($35,488).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 22, 2006

* Print the name and title of each signing officer under his or her signature.